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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Core Bond Fund, Evergreen VA Diversified Capital Builder Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the quarter ended March 31, 2010. These series have December 31 fiscal year end.

Date of reporting period: March 31, 2010

Item 1 – Schedule of Investments

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.6%
FIXED-RATE 3.6%
FHLMC, 5.50%, 09/15/2035	$2,890	$3,118
FNMA:
5.00%, 01/25/2034	43,000	45,244
5.94%, 07/01/2037	33,718	35,455
5.98%, 11/01/2011	191,652	200,831
6.06%, 09/01/2011	273,047	289,529
6.20%, 05/01/2011	291,506	302,956
6.44%, 04/01/2011	188,494	196,252

Total Agency Commercial Mortgage-Backed Securities (cost $1,087,425)		1,073,385

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 10.0%
FIXED-RATE 10.0%
FHLMC:
Ser. 2542, Class ES, 5.00%, 12/15/2017	350,000	373,054
Ser. 2694, Class QG, 4.50%, 01/15/2029	350,000	365,946
Ser. 2899, Class PD, 5.00%, 04/15/2033	100,000	105,456
Ser. 3099, Class OG, 5.00%, 06/15/2034	132,000	139,076
Ser. 3465, Class HA, 4.00%, 07/15/2017	340,554	354,681
Ser. K006, Class A1, 3.40%, 07/25/2019 #	41,000	40,766
FNMA:
Ser. 2001-81, Class HE, 6.50%, 01/25/2032 ##	672,746	729,089
Ser. 2003-108, Class BE, 4.00%, 11/25/2018	350,000	362,727
Ser. 2007-74, Class A, 5.00%, 04/25/2034	29,162	30,750
Ser. 2009-71:
Class JT, 6.00%, 06/25/2036	255,579	274,029
Class XB, 5.00%, 03/25/2038	115,000	118,103
Ser. 2009-78, Class J, 5.00%, 09/25/2019	102,958	108,685

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $3,015,539)		3,002,362

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 43.5%
FIXED-RATE 35.8%
FHLMC, 5.50%, 11/01/2017-06/01/2036 ##	1,946,104	2,096,846
FNMA:
5.00%, 04/15/2037	37,000	38,917
5.50%, 01/01/2021-07/01/2035 ##	802,064	864,934
5.61%, 01/01/2037	43,197	45,195
6.99%, 12/01/2010 ##	420,475	419,323
7.00%, 01/01/2040	153,525	169,061
FNMA 15 year, 5.50%, TBA #	300,000	320,859
FNMA 30 year:
4.50%, TBA #	2,000,000	2,001,626
5.00%, TBA #	1,600,000	1,638,499
5.50%, TBA #	2,900,000	3,049,819
GNMA 30 year, 4.50%, TBA #	100,000	100,516

		10,745,595

FLOATING-RATE 7.7%
FHLMC:
5.83%, 11/01/2036	297,588	316,719
6.15%, 06/01/2037	245,328	262,752
6.16%, 08/01/2037	14,296	15,214
FNMA:
5.50%, 01/01/2036	245,219	258,612
5.57%, 05/01/2037	719	756
5.66%, 05/01/2037	836	879
5.67%, 02/01/2039	50,705	53,247
5.71%, 05/01/2037	20,227	21,247

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.80%, 08/01/2037	$46,166	$48,427
5.87%, 12/01/2037	79,591	83,850
5.88%, 02/01/2037	839	884
5.90%, 02/01/2037	35,866	37,639
5.91%, 10/01/2037	24,877	26,155
5.92%, 01/01/2037	822	867
5.93%, 03/01/2037-10/01/2037	44,025	46,264
5.97%, 04/01/2037-07/01/2037 ##	57,790	60,752
5.99%, 01/01/2037	817	863
6.00%, 04/01/2035 ##	255,966	278,087
6.01%, 10/01/2037	12,452	13,085
6.03%, 11/01/2037	16,988	17,842
6.08%, 03/01/2012-09/01/2037	404,082	431,063
6.11%, 12/01/2036	731	774
6.15%, 12/01/2047 ##	302,982	320,534
6.27%, 10/01/2036-09/01/2037	3,261	3,472

		2,299,984

Total Agency Mortgage-Backed Pass Through Securities (cost $13,058,949)		13,045,579

ASSET-BACKED SECURITIES 7.6%
Ally Master Owner Trust, Ser. 2010-1, Class A, FRN, 1.98%, 01/15/2015 144A	238,000	239,197
Bank of America Credit Card Trust:
Ser. 2006-A6, Class A6, FRN, 0.26%, 11/15/2013	24,000	23,880
Ser. 2007-A2, Class A2, FRN, 0.25%, 06/17/2013	38,000	37,892
Ser. 2008-A1, Class A1, FRN, 0.81%, 04/15/2013	293,000	293,486
Citibank Credit Card Issuance Trust, Ser. 2006-A3, Class A3, 5.30%, 03/15/2018	166,000	182,344
Discover Card Master Trust:
Ser. 2005-4, Class A1, FRN, 0.29%, 06/18/2013	16,000	15,966
Ser. 2007-A2, Class A2, FRN, 0.59%, 06/15/2015	331,000	328,874
Ser. 2009-A2, Class A, FRN, 1.53%, 02/17/2015	327,000	332,813
Ford Credit Master Owner Trust, Ser. 2010-3, Class A1, 4.20%, 02/15/2017 144A	200,000	200,521
Harley Davidson Motorcycle Trust, Ser. 2009-2, Class A4, 3.32%, 02/15/2017	121,000	124,929
SLM Student Loan Trust:
Ser. 2003-6, Class A4, FRN, 0.45%, 12/17/2018	31,847	31,732
Ser. 2008-5, Class A4, FRN, 1.95%, 07/25/2023	441,000	466,247

Total Asset-Backed Securities (cost $2,268,264)		2,277,881

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.9%
FIXED-RATE 11.6%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2005-6, Class A4, 5.18%, 09/10/2047	15,000	15,613
Ser. 2006-1, Class A4, 5.37%, 09/10/2045	25,000	25,631
Ser. 2006-3, Class A4, 5.89%, 07/10/2044	17,000	16,651
Ser. 2006-5, Class A4, 5.41%, 09/10/2047	33,000	33,030
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A2, 6.48%, 02/15/2035	24,611	25,344
Ser. 2002-PBW1, Class A2, 4.72%, 11/11/2035	124,000	129,369
Ser. 2002-TOP6, Class A2, 6.46%, 10/15/2036	567,000	603,364
Commercial Mtge. Pass-Through Certs., Ser. 2001-J2A, Class A2, 6.10%, 07/16/2034 144A	29,000	30,644
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-CKS4, Class A1, 4.49%, 11/15/2036	6,793	6,892
Ser. 2005-C1:
Class A3, 4.81%, 02/15/2038	10,000	10,042
Class A4, 5.01%, 02/15/2038	10,000	10,218
Ser. 2005-C2, Class A4, 4.83%, 04/15/2037	24,000	23,843
Ser. 2005-C5, Class A4, 5.10%, 08/15/2038	23,000	23,436

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
First Union National Bank Comml. Mtge. Trust, Ser. 2002-C1, Class A2, 6.14%, 02/12/2034	$214,348	$225,562
GE Capital Comml. Mtge. Corp.:
Ser. 2001-3, Class A, 5.56%, 06/10/2038	2,990	3,048
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	27,000	27,863
Goldman Sachs Mtge. Securities Corp., Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	58,000	59,669
Greenwich Capital Comml. Funding Corp.:
Ser. 2005-GG5, Class A5, 5.22%, 04/10/2037	137,000	137,617
Ser. 2006-GG7, Class A4, 5.88%, 07/10/2038	81,000	82,573
Ser. 2007-GG09, Class A2, 5.38%, 03/10/2039	45,000	46,315
GS Mtge. Securities Corp.:
Ser. 2001-GL3A, Class A2, 6.45%, 08/05/2018 144A	77,000	82,238
Ser. 2004-C1, Class A2, 4.32%, 10/10/2028	34,017	34,302
Ser. 2006-GG6, Class A, 5.51%, 04/10/2038	67,000	68,236
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	38,000	39,489
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	18,000	18,523
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	40,000	39,004
Ser. 2007-C1, Class A4, 5.72%, 02/15/2051	51,000	48,188
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047 ##	350,000	342,088
Ser. 2007-CB19, Class A2, 5.75%, 02/12/2049	26,000	26,765
Ser. 2009-IWST, Class A2, 5.63%, 12/05/2027 144A	54,000	57,136
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	52,000	54,733
Ser. 2006-C4:
Class A2, 5.87%, 06/15/2032	83,000	86,029
Class A4, 5.88%, 06/15/2038	54,000	56,736
Ser. 2006-C6, Class A4, 5.37%, 09/15/2039	58,000	59,006
Ser. 2007-C1:
Class A2, 5.32%, 02/15/2040	43,000	43,834
Class A3, 5.40%, 02/15/2040	22,000	22,817
Ser. 2008-C1, Class A2, 6.15%, 04/15/2041	13,000	13,612
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	91,000	94,597
Morgan Stanley Capital I, Inc.:
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	40,000	42,187
Ser. 2004-HQ3, Class A4, 4.80%, 01/13/2041	25,000	25,708
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	112,000	112,842
Ser. 2004-IQ8, Class A4, 4.90%, 06/15/2040	46,000	46,128
Ser. 2004-T15, Class A2, 4.69%, 06/13/2041	328,038	330,719
Ser. 2004-T15, Class A4, 5.27%, 06/13/2041	25,000	25,624
Ser. 2005-HQ6, Class A4A, 4.99%, 08/13/2042	35,000	35,638
Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	59,000	61,291
Ser. 2006-T23, Class A4, 5.81%, 08/12/2041	25,000	26,451
Prudential Comml. Mtge. Funding Corp., Ser. 2001-Rock, Class B, 6.76%, 05/10/2034	15,000	15,746
Salomon Brothers Mtge. Securities VII, Ser. 2000-C2, Class C, 7.73%, 07/18/2033	25,000	24,994

		3,471,385

FLOATING-RATE 0.3%
GE Capital Comml. Mtge. Corp., Ser. 2005-C4, Class A4, 5.51%, 11/10/2045	99,000	102,039

Total Commercial Mortgage-Backed Securities (cost $3,538,580)		3,573,424

CORPORATE BONDS 13.7%
CONSUMER DISCRETIONARY 0.6%
Media 0.6%
Comcast Corp.:
5.15%, 03/01/2020	55,000	55,494
6.40%, 03/01/2040	35,000	35,575
New Communications Holdings:
8.25%, 04/15/2017 144A #	35,000	35,613
8.50%, 04/15/2020 144A #	30,000	30,225
8.75%, 04/15/2022 144A #	37,000	37,000

		193,907

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 1.5%
Beverages 0.7%
Anheuser-Busch:
4.125%, 01/15/2015	$95,000	$97,745
7.75%, 01/15/2019 144A	30,000	35,682
PepsiCo, Inc., 5.50%, 01/15/2040	65,000	64,355

		197,782

Food & Staples Retailing 0.2%
Wal-Mart Stores, Inc., 5.625%, 04/01/2040 #	55,000	54,802

Food Products 0.2%
Kraft Foods, Inc., 6.50%, 02/09/2040	60,000	62,177

Tobacco 0.4%
Altria Group, Inc.:
9.70%, 11/10/2018	85,000	104,518
10.20%, 02/06/2039	20,000	26,814

		131,332

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Anadarko Petroleum Corp., 6.45%, 09/15/2036	55,000	56,053
El Paso Corp., 6.50%, 04/01/2020	35,000	35,131
Energy Transfer Partners, LP:
8.50%, 04/15/2014	25,000	29,083
9.00%, 04/15/2019	55,000	67,535
Husky Energy, Inc.:
5.90%, 06/15/2014	30,000	32,648
7.25%, 12/15/2019	35,000	40,541
Rockies Express Pipeline:
3.90%, 04/15/2015 144A	55,000	54,244
5.625%, 04/15/2020 144A	65,000	63,994
Total Capital SA, 3.125%, 10/02/2015	70,000	69,528
Valero Energy Corp., 9.375%, 03/15/2019	55,000	65,480
Williams Partners, LP:
3.80%, 02/15/2015 144A	25,000	24,955
6.30%, 04/15/2040 144A	50,000	49,685
XTO Energy, Inc., 6.75%, 08/01/2037	20,000	23,416

		612,293

FINANCIALS 4.6%
Capital Markets 1.3%
Bear Stearns Companies, 6.95%, 08/10/2012	30,000	33,235
Goldman Sachs Group, Inc.:
5.79%, 12/29/2049	85,000	72,037
6.75%, 10/01/2037	54,000	53,932
Lazard Group, LLC:
6.85%, 06/15/2017	80,000	81,409
7.125%, 05/15/2015	85,000	89,250
Morgan Stanley, 5.50%, 01/26/2020	50,000	48,907

		378,770

Consumer Finance 0.2%
American Express Co., 7.25%, 05/20/2014	45,000	50,997

Diversified Financial Services 2.2%
Bank of America Corp.:
4.50%, 04/01/2015	65,000	65,542
5.75%, 12/01/2017	15,000	15,379
6.00%, 09/01/2017	40,000	41,601
7.375%, 05/15/2014	55,000	61,850
7.625%, 06/01/2019	35,000	40,035

4

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services continued
Citigroup, Inc.:
6.125%, 05/15/2018	$50,000	$51,090
6.375%, 08/12/2014	55,000	58,757
JPMorgan Chase & Co.:
4.95%, 03/25/2020	55,000	54,531
6.80%, 10/01/2037	55,000	54,748
Private Export Funding Corp., 3.05%, 10/15/2014	25,000	25,317
WEA Finance, LLC:
5.40%, 10/01/2012 144A	50,000	53,009
6.75%, 09/02/2019 144A	25,000	26,677
7.125%, 04/15/2018 144A	75,000	81,138
7.50%, 06/02/2014 144A	35,000	39,175

		668,849

Insurance 0.2%
Hartford Financial Services Group, Inc., 5.50%, 03/30/2020	40,000	39,397
Liberty Mutual Group, 7.50%, 08/15/2036 144A	35,000	33,752

		73,149

Real Estate Investment Trusts (REITs) 0.7%
HCP, Inc.:
5.65%, 12/15/2013	60,000	62,718
6.00%, 01/30/2017	10,000	9,961
6.30%, 09/15/2016	20,000	20,326
6.70%, 01/30/2018	20,000	20,383
Mack-Cali Realty Corp., 7.75%, 08/15/2019	20,000	22,054
Reckson Operating Partnership, LP, 7.75%, 03/16/2020 144A	65,000	65,159

		200,601

HEALTH CARE 1.2%
Biotechnology 0.2%
Amgen, Inc., 5.75%, 03/15/2040	55,000	54,454

Health Care Providers & Services 0.4%
Coventry Health Care, Inc., 5.95%, 03/15/2017	60,000	57,257
UnitedHealth Group, Inc., 6.875%, 02/15/2038	60,000	63,677

		120,934

Life Sciences Tools & Services 0.4%
Life Technologies Corp.:
4.40%, 03/01/2015	40,000	40,278
6.00%, 03/01/2020	70,000	71,671

		111,949

Pharmaceuticals 0.2%
Pfizer, Inc., 5.35%, 03/15/2015	70,000	77,130

INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.4%
Cisco Systems, Inc.:
4.45%, 01/15/2020	80,000	79,557
5.50%, 01/15/2040	55,000	52,743

		132,300

Computers & Peripherals 0.0%
Hewlett-Packard Co., 4.75%, 06/02/2014	5,000	5,398

Software 0.3%
Adobe Systems, Inc.:
3.25%, 02/01/2015	35,000	35,139
4.75%, 02/01/2020	45,000	44,201

		79,340

5

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.6%
Chemicals 0.6%
Dow Chemical Co.:
4.85%, 08/15/2012	$60,000	$63,451
5.90%, 02/15/2015	35,000	37,892
8.55%, 05/15/2019	55,000	66,536

		167,879

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
AT&T Corp., 8.375%, 03/15/2013	60,000	69,549
Frontier Communications Corp.:
8.125%, 10/01/2018	25,000	25,000
8.25%, 05/01/2014	30,000	31,350
Verizon Communications, Inc.:
7.375%, 11/15/2013	100,000	115,672
8.50%, 11/15/2018	35,000	43,668

		285,239

UTILITIES 1.5%
Electric Utilities 1.0%
DPL, Inc., 6.875%, 09/01/2011	70,000	74,873
Duke Energy Corp., 6.30%, 02/01/2014	50,000	55,700
Exelon Corp.:
5.20%, 10/01/2019	15,000	15,153
6.25%, 10/01/2039	15,000	15,168
FirstEnergy Solutions Co.:
4.80%, 02/15/2015	20,000	20,468
6.05%, 08/15/2021	70,000	70,090
6.80%, 08/15/2039	15,000	14,687
Progress Energy, Inc., 6.85%, 04/15/2012	30,000	32,733

		298,872

Multi-Utilities 0.5%
Dominion Resources, Inc., 8.875%, 01/15/2019	115,000	145,082

Total Corporate Bonds (cost $4,096,684)		4,103,236

MUNICIPAL OBLIGATIONS 0.6%
AIRPORT 0.2%
Clark Cnty., NV Arpt. RB, Ser. C, 6.82%, 07/01/2045	40,000	41,700

GENERAL OBLIGATION – LOCAL 0.1%
Los Angeles, CA Sch. Dist. GO, Build America Bonds, 6.76%, 07/01/2034	40,000	41,346

GENERAL OBLIGATION – STATE 0.2%
California GO, Build America Bonds:
7.30%, 10/01/2039	40,000	40,135
7.625%, 03/01/2040 #	25,000	26,054

		66,189

TRANSPORTATION 0.1%
North Texas Toll Auth. RB, Build America Bonds, 6.72%, 01/01/2049	20,000	21,045

Total Municipal Obligations (cost $165,562)		170,280

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Notes:
1.00%, 03/31/2012	132,000	131,938
1.375%, 03/15/2013	491,000	488,123
2.375%, 02/28/2015	107,000	106,265
2.50%, 03/31/2015	1,710,000	1,704,923
3.625%, 08/15/2019-02/15/2020	2,462,000	2,427,751
4.25%, 05/15/2039	608,000	563,349
4.375%, 11/15/2039	347,000	328,132

Total U.S. Treasury Obligations (cost $5,736,092)		5,750,481

6

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 6.0%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
British Sky Broadcasting Group plc, 9.50%, 11/15/2018 144A	$40,000	$51,447
Grupo Televisa SA, 6.625%, 01/15/2040	50,000	49,929
Thomson Reuters Corp., 5.95%, 07/15/2013	30,000	33,155

		134,531

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petrobras Energia SA, 6.875%, 01/20/2040	35,000	36,126
Suncor Energy, Inc., 6.50%, 06/15/2038	40,000	41,711

		77,837

FINANCIALS 3.4%
Commercial Banks 2.8%
Achmea Hypotheekbank NV, 3.20%, 11/03/2014 144A	135,000	136,721
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/2020	100,000	99,000
Barclays plc, 5.125%, 01/08/2020	100,000	98,607
Commonwealth Bank of Australia:
3.75%, 10/15/2014 144A	55,000	55,754
5.00%, 10/15/2019 144A	55,000	55,277
5.00%, 03/19/2020 144A	45,000	44,710
NIBC Bank NV, 2.80%, 12/02/2014 144A	100,000	99,479
Swedish Export Credit, 3.25%, 09/16/2014	125,000	127,702
Westpac Banking Corp.:
2.25%, 11/19/2012	90,000	90,630
4.875%, 11/19/2019	40,000	39,731

		847,611

Consumer Finance 0.1%
Petrobras International Finance Co., 7.875%, 03/15/2019	35,000	40,935

Diversified Financial Services 0.5%
Credit Suisse First Boston:
5.40%, 01/14/2020	45,000	45,352
6.00%, 02/15/2018	50,000	52,939
JPMorgan Chase & Co., 3.70%, 01/20/2015	45,000	45,277

		143,568

INDUSTRIALS 0.4%
Industrial Conglomerates 0.4%
Hutchison Whampoa, Ltd., 4.625%, 09/11/2015 144A	130,000	133,608

MATERIALS 0.6%
Metals & Mining 0.6%
Rio Tinto, Ltd.:
5.875%, 07/15/2013	50,000	54,960
9.00%, 05/01/2019	45,000	57,754
Vale Overseas, Ltd., 6.875%, 11/10/2039	55,000	56,988

		169,702

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.1%
France Telecom, 7.75%, 03/01/2011	35,000	37,159

Wireless Telecommunication Services 0.8%
America Movil S.A.B. de C.V., 5.00%, 10/16/2019 144A	100,000	99,006
Rogers Communications, Inc.:
5.50%, 03/15/2014	15,000	16,129
6.375%, 03/01/2014	95,000	105,428

		220,563

Total Yankee Obligations – Corporate (cost $1,808,131)		1,805,514

7

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT 1.1%
Canada, 4.10%, 06/16/2014	$100,000	$106,829
South Africa, 5.50%, 03/09/2020	100,000	101,250
Société de Financement de l’Economie Française, 2.875%, 09/22/2014	120,000	120,725

Total Yankee Obligations – Government (cost $328,897)		328,804

	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ## (cost $555,460)	555,460	555,460

Total Investments (cost $35,659,583) 118.9%		35,686,406

	Principal Amount	Value

SECURITIES SOLD SHORT (9.9%)
AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES (9.9%)
FNMA 15 year:
5.50%, TBA #	$(600,000)	(640,031)
5.50%, TBA #	(200,000)	(213,906)
FNMA 30 year:
5.50%, TBA #	(900,000)	(944,438)
5.50%, TBA #	(1,100,000)	(1,159,297)

Total Securities Sold Short (proceeds $2,955,086)		(2,957,672)

Other Assets and Liabilities (9.0%)		(2,714,688)

Net Assets 100.0%		$30,014,046

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
RB	Revenue Bond
TBA	To Be Announced

On March 31, 2010 the aggregate cost of securities for federal income tax purposes was $35,725,829. The gross unrealized appreciation and depreciation on securities based on tax cost was $73,728 and $113,151 respectively, with a net unrealized depreciation of $39,423.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

8

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$2,277,881	$0	$2,277,881
Commercial mortgage-backed securities	0	4,646,809	0	4,646,809
Corporate bonds	0	4,103,236	0	4,103,236
Mortgage-backed collateralized mortgage obligations	0	3,002,362	0	3,002,362
Mortgage-backed pass through securities	0	13,045,579	0	13,045,579
Municipal obligations	0	170,280	0	170,280
U.S. Treasury obligations	5,750,481	0	0	5,750,481
Yankee obligations – corporate	0	1,805,514	0	1,805,514
Yankee obligations – government	0	328,804	0	328,804
Short-term investments	555,460	0	0	555,460

	$6,305,941	$29,380,465	$0	$35,686,406

As of March 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in securities sold short	$0	$(2,957,672)	$0	$(2,957,672)

9

EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND* SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 100.0%
MUTUAL FUND SHARES 100.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $26,548,984)	26,548,984	$26,548,984

Total Investments (cost $26,548,984) 100.0%		26,548,984
Other Assets and Liabilities 0.0%		(3,668)

Net Assets 100.0%		$26,545,316

*	The Fund has liquidated as of April 30, 2010.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the Fund’s investment carried at fair value was designated as a Level 1 input.

1

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND* SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 100.0%
MUTUAL FUND SHARES 100.0%
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø (cost $43,398,967)	43,398,967	$43,398,967

Total Investments (cost $43,398,967) 100.0%		43,398,967
Other Assets and Liabilities 0.0%		(8,469)

Net Assets 100.0%		$43,390,498

*	The Fund has liquidated as of April 30, 2010.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

Investments in open-end mutual funds are valued at net asset value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the Fund’s investment carried at fair value was designated as a Level 1 input.

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 15.3%
Hotels, Restaurants & Leisure 1.9%
Burger King Holdings, Inc.	117,489	$2,497,816

Internet & Catalog Retail 3.1%
Amazon.com, Inc. *	20,348	2,761,834
Blue Nile, Inc. *	24,264	1,335,006

		4,096,840

Media 4.7%
CBS Corp., Class B	294,482	4,105,079
Omnicom Group, Inc.	54,600	2,119,026

		6,224,105

Specialty Retail 3.2%
Home Depot, Inc.	133,932	4,332,700

Textiles, Apparel & Luxury Goods 2.4%
Timberland Co., Class A *	148,771	3,174,773

CONSUMER STAPLES 9.9%
Beverages 2.2%
Diageo plc	100,291	1,683,238
PepsiCo, Inc.	18,707	1,237,655

		2,920,893

Food Products 2.0%
McCormick & Co., Inc.	69,685	2,673,117

Household Products 3.7%
Clorox Co.	28,089	1,801,629
Procter & Gamble Co.	49,449	3,128,638

		4,930,267

Tobacco 2.0%
Philip Morris International, Inc.	51,834	2,703,661

ENERGY 8.9%
Energy Equipment & Services 1.3%
Schlumberger, Ltd.	27,195	1,725,795

Oil, Gas & Consumable Fuels 7.6%
Apache Corp.	24,751	2,512,226
Chevron Corp.	23,983	1,818,631
ConocoPhillips	60,635	3,102,693
Exxon Mobil Corp.	41,068	2,750,735

		10,184,285

FINANCIALS 18.6%
Capital Markets 3.8%
Goldman Sachs Group, Inc.	15,023	2,563,375
State Street Corp.	23,627	1,066,523
T. Rowe Price Group, Inc.	26,882	1,476,628

		5,106,526

Commercial Banks 2.6%
Wells Fargo & Co. °	111,924	3,483,075

Consumer Finance 2.1%
American Express Co.	35,918	1,481,977
Visa, Inc., Class A	14,014	1,275,694

		2,757,671

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 7.7%
Bank of America Corp.	223,856	$3,995,830
JPMorgan Chase & Co.	81,315	3,638,846
Moody’s Corp. ρ	86,834	2,583,311

		10,217,987

Insurance 2.4%
Prudential Financial, Inc.	52,294	3,163,787

HEALTH CARE 14.6%
Biotechnology 1.9%
Amgen, Inc. *	43,180	2,580,436

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	45,727	2,059,087

Pharmaceuticals 11.1%
Johnson & Johnson	47,835	3,118,842
Merck & Co., Inc.	128,677	4,806,086
Novartis AG, ADR ρ	69,965	3,785,106
Pfizer, Inc.	178,230	3,056,645

		14,766,679

INDUSTRIALS 8.7%
Aerospace & Defense 3.3%
Boeing Co.	44,472	3,229,112
United Technologies Corp.	16,420	1,208,676

		4,437,788

Air Freight & Logistics 2.2%
Expeditors International of Washington, Inc.	37,005	1,366,225
United Parcel Service, Inc., Class B	23,832	1,535,019

		2,901,244

Industrial Conglomerates 3.2%
General Electric Co.	229,263	4,172,586

INFORMATION TECHNOLOGY 20.5%
Communications Equipment 7.5%
Cisco Systems, Inc. *	190,232	4,951,739
QUALCOMM, Inc.	118,465	4,974,345

		9,926,084

Internet Software & Services 4.9%
Ancestry.com, Inc. *	88,044	1,492,346
Google, Inc., Class A *	8,852	5,019,172

		6,511,518

IT Services 0.8%
Automatic Data Processing, Inc.	25,450	1,131,762

Software 7.3%
FactSet Research Systems, Inc.	34,276	2,514,830
Microsoft Corp.	78,936	2,310,457
Nintendo Co., Ltd.	7,000	2,343,566
Oracle Corp.	100,294	2,576,553

		9,745,406

MATERIALS 1.0%
Chemicals 1.0%
Air Products & Chemicals, Inc.	18,025	1,332,949

Total Common Stocks (cost $104,623,248)		129,758,837

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

PRIVATE PLACEMENT 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
Apollo Management, LP + (cost $1,955,076)	87,285	$698,280

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	1,227,718	1,227,718
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	471,399	471,399
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	2,849,531	2,849,531
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	1,213,263	1,213,263

Total Short-Term Investments (cost $5,761,911)		5,761,911

Total Investments (cost $112,340,235) 102.4%		136,219,028
Other Assets and Liabilities (2.4%)		(3,141,501)

Net Assets 100.0%		$133,077,527

*	Non-income producing security
°

Investment in a non-controlled affiliate. At March 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $3,055,038 and earned $5,596 of income for the period from January 1, 2010 to March 31, 2010.

ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $112,844,970. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,910,083 and $5,536,025, respectively, with a net unrealized appreciation of $23,374,058.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$129,758,837	$0	$0	$129,758,837
Other	0	698,280	0	698,280
Short-term investments	5,761,911	0	0	5,761,911

	$135,520,748	$698,280	$0	$136,219,028

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 17.0%
Auto Components 0.6%
Wonder Auto Technology, Inc. * ρ	26,300	$278,254

Diversified Consumer Services 1.4%
Capella Education Co. *	7,400	687,016

Hotels, Restaurants & Leisure 3.2%
California Pizza Kitchen, Inc. *	26,500	444,935
P.F. Chang’s China Bistro, Inc. *	7,100	313,323
Shuffle Master, Inc. *	49,400	404,586
Texas Roadhouse, Inc., Class A *	35,700	495,873

		1,658,717

Household Durables 0.5%
M.D.C. Holdings, Inc.	7,200	249,192

Internet & Catalog Retail 1.3%
Blue Nile, Inc. * ρ	12,346	679,277

Media 1.3%
National CineMedia, Inc.	39,157	675,850

Specialty Retail 5.7%
Children’s Place Retail Stores, Inc. *	8,600	383,130
DSW, Inc., Class A *	20,000	510,600
Genesco, Inc. *	17,300	536,473
Hibbett Sports, Inc. * ρ	26,000	665,080
Lumber Liquidators Holdings, Inc. *	17,400	464,058
Stein Mart, Inc. *	40,900	369,327

		2,928,668

Textiles, Apparel & Luxury Goods 3.0%
Iconix Brand Group, Inc. *	31,800	488,448
The Warnaco Group, Inc. *	12,300	586,833
True Religion Apparel, Inc. *	15,200	461,472

		1,536,753

CONSUMER STAPLES 1.7%
Food Products 0.8%
Diamond Foods, Inc.	9,600	403,584

Personal Products 0.9%
Elizabeth Arden, Inc. *	25,200	453,600

ENERGY 5.2%
Energy Equipment & Services 1.7%
Core Laboratories NV	3,493	456,885
Matrix Service Co. *	38,128	410,257

		867,142

Oil, Gas & Consumable Fuels 3.5%
Goodrich Petroleum Corp. ρ *	27,800	434,792
Newfield Exploration Co. *	7,400	385,170
Petrohawk Energy Corp. *	26,300	533,364
World Fuel Services Corp.	17,310	461,138

		1,814,464

FINANCIALS 5.8%
Capital Markets 1.3%
Stifel Financial Corp. *	12,204	655,965

Commercial Banks 1.5%
First Horizon National Corp. *	41,104	577,510
MB Financial, Inc.	8,900	200,517

		778,027

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.4%
Dollar Financial Corp. *	29,400	$707,364

Diversified Financial Services 1.6%
Encore Capital Group, Inc. *	12,700	208,915
Portfolio Recovery Associates, Inc. *	11,800	647,466

		856,381

HEALTH CARE 18.1%
Biotechnology 3.6%
Alexion Pharmaceuticals, Inc. *	11,700	636,129
Incyte Corp. *	36,900	515,124
Regeneron Pharmaceuticals, Inc. *	12,300	325,827
United Therapeutics Corp. *	6,600	365,178

		1,842,258

Health Care Equipment & Supplies 4.8%
Conceptus, Inc. *	12,100	241,516
DexCom, Inc. *	31,500	306,495
Inverness Medical Innovations, Inc. *	12,400	482,980
Natus Medical, Inc. *	7,619	121,219
NuVasive, Inc. *	8,500	384,200
RTI Biologics, Inc. *	91,600	396,628
Sirona Dental Systems, Inc. *	6,900	262,407
Zoll Medical Corp. *	9,300	245,148

		2,440,593

Health Care Providers & Services 4.4%
Amedisys, Inc. *	7,400	408,628
Emergency Medical Services Corp., Class A *	8,900	503,295
HMS Holdings Corp. *	10,200	520,098
IPC The Hospitalist Co., Inc. *	8,500	298,435
PSS World Medical, Inc. *	11,400	268,014
Psychiatric Solutions, Inc. *	8,800	262,240

		2,260,710

Health Care Technology 3.6%
Allscripts-Misys Healthcare Solutions, Inc. *	20,200	395,112
MedAssets, Inc. *	28,100	590,100
Phase Forward, Inc. *	21,800	284,926
SXC Health Solutions Corp. *	8,700	585,336

		1,855,474

Life Sciences Tools & Services 0.7%
Icon plc, ADR *	14,738	389,083

Pharmaceuticals 1.0%
Auxilium Pharmaceuticals, Inc. *	8,600	267,976
Inspire Pharmaceuticals, Inc. *	36,900	230,256

		498,232

INDUSTRIALS 14.9%
Aerospace & Defense 2.5%
ARGON ST, Inc. *	15,779	419,879
Hexcel Corp. *	28,919	417,591
Stanley, Inc. *	15,500	438,495

		1,275,965

Air Freight & Logistics 1.9%
Atlas Air Worldwide Holdings *	12,400	657,820
Forward Air Corp.	11,964	314,653

		972,473

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 3.9%
Clean Harbors, Inc. *	5,000	$277,800
EnerNOC, Inc. *	9,015	267,565
InnerWorkings, Inc. *	53,300	277,160
Steiner Leisure, Ltd. *	14,400	638,208
Waste Connections, Inc. *	15,300	519,588

		1,980,321

Construction & Engineering 1.3%
Quanta Services, Inc. *	33,700	645,692

Electrical Equipment 1.1%
EnerSys, Inc. *	17,800	438,948
Polypore International, Inc. *	7,907	138,056

		577,004

Machinery 2.0%
RBC Bearings, Inc. *	19,600	624,652
Titan International, Inc. ρ	46,800	408,564

		1,033,216

Trading Companies & Distributors 2.2%
Interline Brands, Inc. *	27,922	534,427
MSC Industrial Direct Co., Class A	11,700	593,424

		1,127,851

INFORMATION TECHNOLOGY 26.9%
Communications Equipment 4.0%
Adtran, Inc.	16,700	440,045
Blue Coat Systems, Inc. *	14,800	459,392
DG FastChannel, Inc. *	13,400	428,130
Plantronics, Inc.	22,400	700,672

		2,028,239

Electronic Equipment, Instruments & Components 2.0%
Benchmark Electronics, Inc. *	33,322	691,098
DTS, Inc. *	9,300	316,572

		1,007,670

Internet Software & Services 7.1%
ComScore, Inc. *	32,023	534,464
Constant Contact, Inc. *	15,700	364,554
Equinix, Inc. *	3,978	387,218
GSI Commerce, Inc. *	11,700	323,739
LivePerson, Inc. *	53,724	412,063
NIC, Inc.	56,160	441,979
Rackspace Hosting, Inc. * ρ	22,400	419,552
Support.com, Inc. *	125,100	409,077
Vocus, Inc. *	21,751	370,855

		3,663,501

IT Services 1.8%
Alliance Data Systems Corp. *	9,700	620,703
CyberSource Corp. *	17,200	303,408

		924,111

Semiconductors & Semiconductor Equipment 7.4%
Advanced Energy Industries, Inc. *	31,692	524,820
ATMI, Inc. *	24,074	464,869
Cavium Networks, Inc. *	24,800	616,528
FormFactor, Inc. *	27,600	490,176

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Mellanox Technologies, Ltd. *	36,600	$862,662
NetLogic Microsystems, Inc. *	15,900	467,937
Rubicon Technology, Inc. *	18,160	366,832

		3,793,824

Software 4.6%
Concur Technologies, Inc. *	17,164	703,896
Radiant Systems, Inc. *	30,200	430,954
Smith Micro Software, Inc. *	24,900	220,116
Taleo Corp., Class A *	22,000	570,020
Ultimate Software Group, Inc. *	13,451	443,210

		2,368,196

MATERIALS 4.7%
Chemicals 3.8%
Cytec Industries, Inc.	15,500	724,470
Intrepid Potash, Inc. * ρ	26,995	818,758
Rockwood Holdings, Inc. *	15,956	424,749

		1,967,977

Metals & Mining 0.9%
Brush Engineered Materials, Inc. *	19,897	449,075

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.9%
Cbeyond, Inc. * ρ	32,646	446,597

Wireless Telecommunication Services 1.2%
SBA Communications Corp., Class A *	17,400	627,618

Total Common Stocks (cost $37,920,036)		49,405,934

SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	1,269,389	1,269,389
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	2,245,205	2,245,205
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	1,254,443	1,254,443

Total Short-Term Investments (cost $4,769,037)		4,769,037

Total Investments (cost $42,689,073) 105.7%		54,174,971
Other Assets and Liabilities (5.7%)		(2,943,297)

Net Assets 100.0%		$51,231,674

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $44,099,603. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,803,689 and $728,321, respectively, with a net unrealized depreciation of $10,075,368.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$49,405,934	$0	$0	$49,405,934
Short-term investments	4,769,037	0	0	4,769,037

	$54,174,971	$0	$0	$54,174,971

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039 (cost $4,400)	$10,000	$8,251

CORPORATE BONDS 9.3%
CONSUMER DISCRETIONARY 0.7%
Media 0.0%
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	110,000	770
10.00%, 03/01/2011 •	90,000	630

		1,400

Specialty Retail 0.7%
American Achievement Corp.:
8.25%, 04/01/2012 144A	145,000	143,550
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 †	20,000	20,150

		163,700

ENERGY 1.9%
Energy Equipment & Services 1.1%
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	160,000	150,400
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	115,000	110,400

		260,800

Oil, Gas & Consumable Fuels 0.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	210,000	207,375

FINANCIALS 2.1%
Consumer Finance 2.1%
GMAC, LLC:
8.00%, 12/31/2018	167,000	164,495
8.00%, 11/01/2031	137,000	130,835
Sprint Capital Corp., 6.875%, 11/15/2028	290,000	233,450

		528,780

HEALTH CARE 0.8%
Health Care Providers & Services 0.8%
HCA, Inc., 9.25%, 11/15/2016	140,000	148,838
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014	35,000	38,150

		186,988

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
Corrections Corporation of America, 6.25%, 03/15/2013	60,000	60,825

INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Spansion, Inc., 11.25%, 01/15/2016 144A	10,000	11,800

MATERIALS 1.1%
Containers & Packaging 0.4%
Graham Packaging Co., 8.25%, 01/01/2017 144A	100,000	100,750

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	135,000	150,188

Paper & Forest Products 0.1%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	30,000	33,300

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
MetroPCS Communications, Inc., 9.25%, 11/01/2014	100,000	102,250
Sprint Nextel Corp., Ser. D, 7.375%, 08/01/2015	215,000	204,250

		306,500

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.2%
Independent Power Producers & Energy Traders 1.2%
Dynegy Holdings, Inc., 7.625%, 10/15/2026	$135,000	$86,400
Reliant Energy, Inc., 6.75%, 12/15/2014	207,000	206,482

		292,882

Total Corporate Bonds (cost $2,290,820)		2,305,288

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.9%
FIXED-RATE 0.9%
Credit Suisse Comml. Mtge. Trust, Ser. 2007-C5, Class A4, 5.70%, 09/15/2040 (cost $217,169)	260,000	232,988

YANKEE OBLIGATIONS – CORPORATE 4.6%
INDUSTRIALS 2.9%
Road & Rail 2.9%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	285,000	287,137
8.00%, 02/01/2018 144A	430,000	440,750

		727,887

MATERIALS 1.1%
Paper & Forest Products 1.1%
Sappi, Ltd.:
6.75%, 06/15/2012 144A	100,000	99,500
7.50%, 06/15/2032 144A	230,000	172,500

		272,000

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Intelsat, Ltd., 8.50%, 01/15/2013	130,000	131,950
Vimpel Communications, 8.375%, 04/30/2013 144A	5,000	5,413

		137,363

Total Yankee Obligations – Corporate (cost $994,748)		1,137,250

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.2%
Hotels, Restaurants & Leisure 0.2%
Tropicana Entertainment, LLC (cost $162,509)	2,984	42,253

SHORT-TERM INVESTMENTS 77.2%
MUTUAL FUND SHARES 77.2%
Evergreen Institutional Money Market Fund, Class I, 0.01% ø q (cost $19,178,437)	19,178,437	19,178,437

Total Investments (cost $22,848,083) 92.2%		22,904,467
Other Assets and Liabilities 7.8%		1,932,480

Net Assets 100.0%		$24,836,947

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

During the three months ended March 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At March 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

	Contracts		U.S. Value at	In Exchange	Unrealized
Exchange Date	to Deliver		March 31, 2010	for U.S. $	Gain (Loss)

4/15/2010	70,226	EUR	$ 94,852	$104,492	$ 9,640
4/15/2010	111,265	EUR	150,281	165,651	15,370

The Fund had average contract amounts of $267,142 in forward foreign currency exchange contracts to sell during the three months ended March 31, 2010.

As of March 31, 2010, the Fund did not have any open credit default swaps but had an average notional balance of $204,198 during the three months ended March 31, 2010.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $23,103,746. The gross unrealized appreciation and depreciation on securities based on tax cost was $111,470 and $310,749, respectively, with a net unrealized depreciation of $199,279.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$0	$42,253	$0	$42,253
Commercial mortgage-backed securities	0	8,251	0	8,251
Corporate bonds	0	2,305,288	0	2,305,288
Mortgage-backed pass through securities	0	232,988	0	232,988
Yankee obligations – corporate	0	1,137,250	0	1,137,250
Short-term investments	19,178,437	0	0	19,178,437

	$19,178,437	$3,726,030	$0	$22,904,467

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

As of March 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$25,010	$0	$25,010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Loans	Total

Balance as of January 1, 2010	$212,400	$798,578	$1,010,978
Realized gains or losses	8,527	10,336	18,863
Change in unrealized gains or losses	0	0	0
Net purchases (sales)	(220,927)	(808,914)	(1,029,841)
Transfers in and/or out of Level 3	0	0	0

Balance as of March 31, 2010	$0	$0	$0

Change in unrealized gains or losses included in earnings relating to securities still held at March 31, 2010	$0	$0	$0

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.4%
CONSUMER DISCRETIONARY 14.5%
Automobiles 4.0%
Daimler AG	Germany	328,469	$15,463,310
Isuzu Motors, Ltd. *	Japan	8,179,000	22,133,779
Toyota Motor Corp. ρ	Japan	72,300	2,896,176

			40,493,265

Distributors 0.5%
Kloeckner & Co., SE *	Germany	166,063	4,908,654

Hotels, Restaurants & Leisure 0.4%
InterContinental Hotels Group plc	United Kingdom	289,234	4,529,575

Household Durables 1.1%
Makita Corp. ρ	Japan	350,700	11,553,706

Media 1.0%
Publicis Groupe SA ρ	France	99,455	4,255,541
WPP plc	United Kingdom	523,670	5,427,587

			9,683,128

Multiline Retail 1.1%
NEXT plc	United Kingdom	74,161	2,435,349
PPR SA	France	67,846	9,032,584

			11,467,933

Specialty Retail 1.2%
Hennes & Mauritz AB, Class B ρ	Sweden	67,320	4,373,572
Inditex SA	Spain	90,161	5,943,278
Kingfisher plc	United Kingdom	730,782	2,377,612

			12,694,462

Textiles, Apparel & Luxury Goods 5.2%
adidas AG ρ	Germany	220,574	11,797,567
Burberry Group plc	United Kingdom	484,267	5,250,680
Compagnie Financiere Richemont SA	Switzerland	134,259	5,198,971
LVMH Moet Hennessy Louis Vuitton	France	93,664	10,947,944
Swatch Group AG	Switzerland	62,234	19,843,580

			53,038,742

CONSUMER STAPLES 5.3%
Beverages 0.8%
Anheuser-Busch InBev NV	Belgium	90,918	4,579,768
Carlsberg AS, Class B ρ	Denmark	40,293	3,381,752

			7,961,520

Food & Staples Retailing 0.3%
Metro AG	Germany	42,209	2,503,862

Food Products 3.1%
Lotte Confectionery Co., Ltd. *	South Korea	2,819	3,286,280
Nestle SA	Switzerland	348,319	17,838,796
Unilever NV ρ	Netherlands	358,120	10,832,348

			31,957,424

Household Products 1.1%
Reckitt Benckiser Group plc	United Kingdom	72,987	4,006,106
Uni-Charm Corp. ρ	Japan	75,100	7,253,749

			11,259,855

ENERGY 8.2%
Energy Equipment & Services 1.7%
Technip SA	France	102,799	8,358,500
Transocean, Ltd. * ρ	Switzerland	105,017	9,071,369

			17,429,869

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 6.5%
BG Group plc	United Kingdom	268,353	$4,644,406
BP plc	United Kingdom	1,679,367	15,886,961
Canadian Natural Resources, Ltd.	Canada	210,860	15,606,111
EnCana Corp.	Canada	199,785	6,215,927
Gazprom OAO, ADR *	Russia	103,820	2,436,655
OAO LUKOIL, ADR	Russia	60,003	3,402,170
Pacific Rubiales Energy Corp. *	Canada	233,618	4,538,259
Royal Dutch Shell plc, Class A	United Kingdom	358,224	10,382,847
Total SA	France	62,064	3,602,875

			66,716,211

FINANCIALS 18.0%
Capital Markets 2.3%
Credit Suisse Group AG	Switzerland	248,063	12,786,631
Deutsche Bank AG ρ	Germany	34,027	2,621,018
Macquarie Group, Ltd.	Australia	11,308	490,303
Nomura Holdings, Inc. ρ	Japan	1,063,600	7,838,490

			23,736,442

Commercial Banks 7.6%
Banco Bradesco SA, ADR ρ	Brazil	216,168	3,983,976
Banco Santander SA ρ	Spain	337,655	4,487,570
Bank Pekao SA *	Poland	45,923	2,668,633
Barclays plc *	United Kingdom	1,865,336	10,198,816
BNP Paribas SA	France	96,994	7,448,944
Commonwealth Bank of Australia	Australia	158,795	8,202,480
DBS Group Holdings, Ltd.	Singapore	327,000	3,342,578
HSBC Holdings plc – London Exchange	United Kingdom	1,633,775	16,561,403
Lloyds TSB Group plc *	United Kingdom	4,455,926	4,244,422
National Bank of Greece SA *	Greece	95,600	1,923,921
Nordea Bank AB ρ	Sweden	414,380	4,088,937
Standard Chartered plc	United Kingdom	126,639	3,454,338
Westpac Banking Corp.	Australia	260,650	6,658,924

			77,264,942

Consumer Finance 0.2%
Orix Corp. ρ	Japan	27,450	2,434,063

Diversified Financial Services 2.4%
ASX, Ltd.	Australia	147,210	4,584,862
Criteria Caixa Corp. SA	Spain	876,818	4,345,104
Deutsche Boerse AG	Germany	77,447	5,740,658
Hellenic Exchanges Holding SA	Greece	587,784	5,160,290
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	164,354	2,743,379
ING Groep NV *	Netherlands	208,520	2,081,865

			24,656,158

Insurance 4.2%
Allianz SE	Germany	50,614	6,346,028
AMP, Ltd.	Australia	986,840	5,668,892
AXA SA ρ	France	291,254	6,479,007
Muenchener Rueckversicherungs-Gesellschaft AG ρ	Germany	43,276	7,022,858
Sompo Japan Insurance, Inc. ρ	Japan	516,900	3,626,980
Suncorp-Metway, Ltd.	Australia	476,001	3,730,292
Zurich Financial Services AG	Switzerland	37,801	9,690,450

			42,564,507

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 1.3%
Brookfield Asset Management, Inc., Class A	Canada	384,260	$9,767,889
IRSA Inversiones y Representaciones SA, GDR * +	Argentina	302,866	3,270,953

			13,038,842

HEALTH CARE 3.8%
Health Care Technology 0.5%
Agfa-Gevaert NV *	Belgium	684,124	5,294,591

Pharmaceuticals 3.3%
Bayer AG ρ	Germany	84,083	5,687,422
GlaxoSmithKline plc	United Kingdom	124,788	2,396,422
Novartis AG	Switzerland	190,950	10,313,546
Roche Holding AG	Switzerland	77,799	12,617,251
Teva Pharmaceutical Industries, Ltd., ADR	Israel	46,564	2,937,257

			33,951,898

INDUSTRIALS 16.1%
Airlines 0.4%
British Airways plc * ρ	United Kingdom	952,490	3,512,328

Building Products 0.9%
Asahi Glass Co., Ltd. ρ	Japan	355,000	3,998,449
Compagnie de Saint-Gobain SA ρ	France	114,055	5,484,125

			9,482,574

Commercial Services & Supplies 0.6%
Brunel International NV	Netherlands	84,971	2,981,050
Savills plc	United Kingdom	566,613	2,992,225

			5,973,275

Construction & Engineering 0.6%
Hochtief AG	Germany	35,830	3,011,062
Skanska AB, B Shares ρ	Sweden	186,863	3,395,345

			6,406,407

Electrical Equipment 1.4%
ABB, Ltd.	Switzerland	467,515	10,211,372
Alstom SA	France	70,891	4,420,729

			14,632,101

Industrial Conglomerates 1.1%
Cookson Group plc *	United Kingdom	658,601	5,461,865
Siemens AG	Germany	57,188	5,727,420

			11,189,285

Machinery 4.2%
Invensys plc	United Kingdom	770,713	3,984,678
Komatsu, Ltd. ρ	Japan	447,100	9,373,366
Lonking Holdings, Ltd.	Cayman Islands	4,268,000	3,188,254
Sumitomo Heavy Industries, Ltd. * ρ	Japan	3,432,000	20,667,622
Toshiba Machine Co., Ltd. ρ	Japan	1,435,000	6,108,996

			43,322,916

Marine 0.2%
Nippon Yusen K. K. ρ	Japan	528,000	2,083,988

Professional Services 5.5%
Adecco SA	Switzerland	137,112	7,782,771
Experian plc	United Kingdom	398,384	3,920,489
Hays plc	United Kingdom	5,084,680	8,371,857
Intertek Group plc	United Kingdom	121,094	2,679,221
Randstad Holding NV *	Netherlands	406,165	19,302,032
USG People NV *	Netherlands	735,887	13,895,087

			55,951,457

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.2%
Ashtead Group plc	United Kingdom	2,377,702	$3,443,989
Mitsui & Co., Ltd.	Japan	333,300	5,600,752
Travis Perkins plc *	United Kingdom	212,777	2,642,846

			11,687,587

INFORMATION TECHNOLOGY 13.8%
Communications Equipment 1.0%
Nokia Corp.	Finland	272,946	4,250,588
Research In Motion, Ltd. * ρ	Canada	76,086	5,626,560

			9,877,148

Computers & Peripherals 0.7%
Toshiba Corp. * ρ	Japan	1,400,000	7,232,859

Electronic Equipment, Instruments & Components 1.1%
Nippon Electric Glass Co., Ltd. ρ	Japan	408,000	5,747,524
TDK Corp. ρ	Japan	85,600	5,695,069

			11,442,593

Internet Software & Services 4.7%
Monster Worldwide, Inc. * ρ	United States	1,145,141	19,020,792
Netease.com, Inc. *	Cayman Islands	133,933	4,750,604
SINA Corp. * ρ	Cayman Islands	414,694	15,629,817
Tencent Holdings, Ltd. ρ	Cayman Islands	104,200	2,089,569
Yahoo Japan Corp. ρ	Japan	18,676	6,801,987

			48,292,769

Office Electronics 0.5%
Canon, Inc.	Japan	116,000	5,372,553

Semiconductors & Semiconductor Equipment 4.5%
Aixtron AG ρ	Germany	76,564	2,753,323
ASML Holding NV ρ	Netherlands	310,281	11,088,888
Elpida Memory, Inc. * ρ	Japan	553,000	10,889,646
Infineon Technologies AG * ρ	Germany	707,543	4,911,051
MediaTek, Inc.	Taiwan	343,718	5,963,493
Samsung Electronics Co., Ltd.	South Korea	6,552	4,736,874
Tokyo Electron, Ltd.	Japan	88,300	5,855,814

			46,199,089

Software 1.3%
Nintendo Co., Ltd. ρ	Japan	6,500	2,176,168
SAP AG	Germany	51,097	2,474,849
Vanceinfo Technologies, Inc., ADR * ρ	Cayman Islands	376,313	8,388,017

			13,039,034

MATERIALS 11.5%
Chemicals 1.7%
BASF SE ρ	Germany	68,056	4,220,961
Lanxess AG ρ	Germany	83,199	3,833,597
Potash Corporation of Saskatchewan, Inc., ADR	Canada	76,580	9,139,823

			17,194,381

Construction Materials 0.3%
RHI AG *	Austria	96,059	3,304,532

Metals & Mining 9.5%
Agnico-Eagle Mines, Ltd. ρ	Canada	108,971	6,066,415
Anglo American plc *	United Kingdom	169,163	7,377,693
Antofagasta plc	United Kingdom	714,399	11,274,638
ArcelorMittal SA	Luxembourg	122,054	5,356,051

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
BHP Billiton plc	United Kingdom	490,627	$16,826,288
Goldcorp, Inc., Class A	Canada	107,954	4,033,726
Mechel OAO, ADR *	Russia	235,955	6,705,841
New World Resources NV, Class A	Netherlands	376,933	4,435,825
Newcrest Mining, Ltd.	Australia	194,788	5,866,484
Rio Tinto plc	United Kingdom	269,618	15,977,114
Salzgitter AG	Germany	39,337	3,651,662
Xstrata plc *	United Kingdom	482,674	9,144,730

			96,716,467

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.0%
France Telecom	France	131,552	3,147,615
Telefonica SA	Spain	137,689	3,261,909
Telenor ASA * ρ	Norway	261,914	3,552,003

			9,961,527

Wireless Telecommunication Services 1.2%
China Mobile, Ltd., ADR	Hong Kong	194,531	9,360,832
Vodafone Group plc	United Kingdom	1,590,214	3,667,985

			13,028,817

Total Common Stocks (cost $787,012,947)			955,043,336

PREFERRED STOCKS 1.6%
HEALTH CARE 1.6%
Health Care Equipment & Supplies 1.6%
Fresenius AG, Var. Rate Pfd. (cost $11,690,950)	Germany	215,362	16,260,124

SHORT-TERM INVESTMENTS 19.4%
MUTUAL FUND SHARES 19.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	United States	47,146,221	47,146,221
State Street Navigator Securities Lending Prime Portfolio, 2.83% § ρρ	United States	150,976,767	150,976,767

Total Short-Term Investments (cost $198,122,988)			198,122,988

Total Investments (cost $996,826,885) 114.4%			1,169,426,448
Other Assets and Liabilities (14.4%)			(146,900,981)

Net Assets 100.0%			$$1,022,525,467

*	Non-income producing security
+	Security is deemed illiquid.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of March 31, 2010:

United Kingdom	19.9%
Japan	16.0%
Switzerland	11.9%
Germany	11.2%
Netherlands	6.7%
France	6.5%
Canada	6.3%
Australia	3.6%
Cayman Islands	3.5%
United States	2.0%
Spain	1.9%
Hong Kong	1.3%
Russia	1.3%
Sweden	1.2%
Belgium	1.0%
South Korea	0.8%
Greece	0.7%
Luxembourg	0.6%
Taiwan	0.6%
Brazil	0.4%
Finland	0.4%
Norway	0.4%
Argentina	0.3%
Austria	0.3%
Denmark	0.3%
Israel	0.3%
Poland	0.3%
Singapore	0.3%

100.0%

At March 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at March 31, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

4/15/2010	9,217,000 EUR	$12,449,056	$12,556,595	$(107,539)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at March 31, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

4/15/2010	4,853,000	EUR	$ 6,554,765	$ 6,560,601	$ 5,836
4/15/2010	4,364,000	EUR	5,894,291	5,881,756	(12,535)
4/30/2010	392,243,000	JPY	4,196,124	4,300,391	104,267
4/30/2010	1,997,114,000	JPY	21,364,658	22,347,206	982,548

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,004,803,043. The gross unrealized appreciation and depreciation on securities based on tax cost was $168,882,015 and $4,258,610 respectively, with a net unrealized appreciation of $164,623,405.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$955,043,336	*	$0	$0	$955,043,336
Preferred stocks	16,260,124		0	0	16,260,124
Short-term investments	198,122,988		0	0	198,122,988

	$1,169,426,448		$0	$0	$1,169,426,448

*

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $791,604,132 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

As of March 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instrument	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$972,577	$0	$972,577

7

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 16.9%
Internet & Catalog Retail 10.3%
Amazon.com, Inc. *	40,592	$5,509,552
Blue Nile, Inc. *	55,886	3,074,848

		8,584,400

Media 1.7%
Omnicom Group, Inc.	35,950	1,395,220

Multiline Retail 0.8%
Target Corp.	12,970	682,222

Specialty Retail 0.8%
Home Depot, Inc.	21,384	691,772

Textiles, Apparel & Luxury Goods 3.3%
Timberland Co., Class A *	127,348	2,717,606

CONSUMER STAPLES 5.4%
Beverages 0.7%
Coca-Cola Co.	10,987	604,285

Food Products 2.5%
McCormick & Co., Inc.	53,713	2,060,431

Household Products 2.2%
Clorox Co.	19,505	1,251,051
Procter & Gamble Co.	9,086	574,871

		1,825,922

ENERGY 3.5%
Energy Equipment & Services 3.3%
Schlumberger, Ltd.	34,266	2,174,521
Weatherford International, Ltd. *	37,743	598,604

		2,773,125

Oil, Gas & Consumable Fuels 0.2%
Chevron Corp.	1,080	81,896
ConocoPhillips	1,622	82,998

		164,894

FINANCIALS 19.3%
Capital Markets 7.7%
Legg Mason, Inc.	78,334	2,245,836
SEI Investments Co.	187,799	4,125,944

		6,371,780

Consumer Finance 7.5%
American Express Co.	43,103	1,778,430
Visa, Inc., Class A	49,120	4,471,393

		6,249,823

Diversified Financial Services 3.2%
MSCI, Inc., Class A *	74,300	2,682,230

Insurance 0.9%
Marsh & McLennan Cos.	28,357	692,478

HEALTH CARE 16.6%
Biotechnology 7.5%
Amgen, Inc. *	44,425	2,654,838
Biogen Idec, Inc. *	61,939	3,552,821

		6,207,659

1

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.7%
Medtronic, Inc.	26,745	$1,204,327
Zimmer Holdings, Inc. *	45,258	2,679,274

		3,883,601

Health Care Providers & Services 0.2%
WellPoint, Inc. *	2,962	190,694

Pharmaceuticals 4.2%
Merck & Co., Inc.	35,897	1,340,753
Novartis AG, ADR	40,450	2,188,345

		3,529,098

INDUSTRIALS 8.7%
Air Freight & Logistics 7.2%
Expeditors International of Washington, Inc.	105,473	3,894,063
United Parcel Service, Inc., Class B	32,009	2,061,700

		5,955,763

Professional Services 1.5%
CoStar Group, Inc. *	20,800	863,616
Verisk Analytics, Inc., Class A *	14,118	398,127

		1,261,743

INFORMATION TECHNOLOGY 27.4%
Communications Equipment 4.4%
Cisco Systems, Inc. *	62,610	1,629,738
QUALCOMM, Inc.	48,444	2,034,164

		3,663,902

Internet Software & Services 4.9%
Google, Inc., Class A *	7,209	4,087,575

IT Services 1.2%
Automatic Data Processing, Inc.	21,332	948,634

Semiconductors & Semiconductor Equipment 6.7%
Altera Corp.	152,747	3,713,280
Analog Devices, Inc.	27,197	783,817
Linear Technology Corp.	37,950	1,073,226

		5,570,323

Software 10.2%
FactSet Research Systems, Inc.	47,387	3,476,784
Microsoft Corp.	51,957	1,520,781
Oracle Corp. *	135,059	3,469,666

		8,467,231

Total Common Stocks (cost $64,287,662)		81,262,411

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $1,750,524)	1,750,524	1,750,524

Total Investments (cost $66,038,186) 99.9%		83,012,935
Other Assets and Liabilities 0.1%		99,689

Net Assets 100.0%		$83,112,624

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $66,734,639. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,904,392 and $2,626,096 respectively, with a net unrealized appreciation of $16,278,296.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$81,262,411	$0	$0	$81,262,411
Short-term investments	1,750,524	0	0	1,750,524

	$83,012,935	$0	$0	$83,012,935

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 15.7%
Auto Components 1.3%
Modine Manufacturing Co. *	83,478	$938,293

Diversified Consumer Services 1.6%
Hillenbrand, Inc.	53,300	1,172,067
Jackson Hewitt Tax Service, Inc. * ρ	19,300	38,600

		1,210,667

Hotels, Restaurants & Leisure 4.0%
Denny’s Corp. *	178,900	686,976
DineEquity, Inc. *	7,345	290,348
Ruby Tuesday, Inc. *	37,515	396,533
Wendy’s/Arby’s Group, Inc.	305,134	1,525,670

		2,899,527

Household Durables 3.4%
BLYTH, Inc.	42,025	1,313,281
Cavco Industries, Inc. *	15,171	517,938
Dixie Group, Inc. * +	41,400	204,930
Furniture Brands International, Inc. *	66,800	429,524

		2,465,673

Internet & Catalog Retail 0.1%
HSN, Inc. *	4,140	121,882

Media 1.2%
A. H. Belo Corp., Ser. A *	68,600	491,862
Journal Communications, Inc., Class A *	86,503	363,313

		855,175

Specialty Retail 2.6%
A.C. Moore Arts & Crafts, Inc. *	24,200	70,906
Christopher & Banks Corp.	34,900	279,200
Genesco, Inc. *	37,700	1,169,077
Men’s Wearhouse, Inc.	12,600	301,644
Zale Corp. *	23,160	63,458

		1,884,285

Textiles, Apparel & Luxury Goods 1.5%
Delta Apparel Co. * +	18,300	285,480
Kenneth Cole Productions, Inc., Class A *	49,600	635,376
Maidenform Brands, Inc. *	7,800	170,430

		1,091,286

CONSUMER STAPLES 5.0%
Food & Staples Retailing 2.2%
Casey’s General Stores, Inc.	40,713	1,278,388
Winn-Dixie Stores, Inc. *	24,000	299,760

		1,578,148

Food Products 1.5%
American Italian Pasta Co., Class A *	18,400	715,208
B&G Foods, Inc., Class A	4,800	50,304
Lance, Inc.	3,400	78,642
Seneca Foods Corp., Class A *	8,100	235,872

		1,080,026

Household Products 0.7%
Spectrum Brands, Inc. *	8,100	221,778
WD-40 Co.	9,800	321,734

		543,512

1

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.6%
Prestige Brands Holdings, Inc. *	48,100	$432,900

ENERGY 5.0%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc. *	25,540	884,450
Cal Dive International, Inc. *	62,500	458,125
Willbros Group, Inc. *	11,300	135,713

		1,478,288

Oil, Gas & Consumable Fuels 3.0%
Bill Barrett Corp. *	7,800	239,538
BioFuel Energy Corp. ρ *	53,206	156,426
Comstock Resources, Inc. *	12,100	384,780
Mariner Energy, Inc. *	38,746	580,028
Stone Energy Corp. *	23,500	417,125
Whiting Petroleum Corp. *	4,940	399,349

		2,177,246

FINANCIALS 21.7%
Capital Markets 2.8%
Deerfield Capital Corp. *	19,453	114,189
Investment Technology Group, Inc. *	34,164	570,197
Knight Capital Group, Inc., Class A *	34,700	529,175
Kohlberg Capital Corp.	57,700	326,582
Virtus Investment Partners, Inc. *	3,575	74,503
Westwood Holdings Group, Inc. +	11,200	412,160

		2,026,806

Commercial Banks 11.5%
BancorpSouth, Inc.	28,300	593,168
F.N.B. Corp.	20,500	166,255
First Citizens Bancshares, Inc., Class A	17,913	3,560,388
IBERIABANK Corp.	15,400	924,154
Old National Bancorp	34,800	415,860
StellarOne Corp.	5,792	77,439
Sterling Bancshares, Inc.	96,900	540,702
Synovus Financial Corp.	16,800	55,272
UMB Financial Corp.	49,900	2,025,940

		8,359,178

Insurance 5.8%
Endurance Specialty Holdings, Ltd.	22,107	821,275
Stewart Information Services Corp.	74,780	1,031,964
Validus Holdings, Ltd.	53,015	1,459,503
Willis Group Holdings plc	30,532	955,346

		4,268,088

Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Financial, Inc.	3,300	59,433

Thrifts & Mortgage Finance 1.5%
NewAlliance Bancshares, Inc.	78,128	985,976
Provident New York Bancorp	13,300	126,084

		1,112,060

HEALTH CARE 1.4%
Biotechnology 0.1%
Myriad Genetics, Inc.	3,000	72,150

2

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 0.1%
Zoll Medical Corp. *	2,800	$73,808

Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. *	37,000	325,600
Pharmerica Corp. *	12,000	218,640

		544,240

Life Sciences Tools & Services 0.4%
Cambrex Corp. *	72,797	294,828

INDUSTRIALS 18.0%
Aerospace & Defense 0.6%
GenCorp, Inc. *	78,548	452,436

Building Products 1.4%
Builders FirstSource, Inc. *	4,300	13,545
Quanex Building Products Corp.	59,238	979,204

		992,749

Commercial Services & Supplies 3.7%
ACCO Brands Corp. *	112,278	860,049
Courier Corp.	28,354	468,125
Viad Corp.	67,709	1,391,420

		2,719,594

Electrical Equipment 1.0%
Belden, Inc.	5,819	159,790
Franklin Electric Co., Inc.	18,900	566,811

		726,601

Industrial Conglomerates 0.3%
Tredegar Corp.	11,900	203,252

Machinery 6.2%
Commercial Vehicle Group, Inc. *	34,700	247,064
Kadant, Inc. * +	66,920	964,317
Mueller Industries, Inc.	122,004	3,268,487

		4,479,868

Marine 0.2%
Horizon Lines, Inc., Class A	28,400	154,496

Professional Services 2.9%
Heidrick & Struggles International, Inc.	52,967	1,484,665
Hudson Highland Group, Inc.	4,900	21,762
Korn/Ferry International *	33,982	599,782

		2,106,209

Road & Rail 1.7%
Arkansas Best Corp.	37,994	1,135,261
RailAmerica, Inc. *	8,600	101,480

		1,236,741

INFORMATION TECHNOLOGY 17.3%
Communications Equipment 1.1%
Aviat Networks, Inc. *	34,900	231,387
CommScope, Inc. *	15,900	445,518
NETGEAR, Inc. *	5,600	146,160

		823,065

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 5.8%
Adaptec, Inc. *	202,700	$662,829
Electronics for Imaging, Inc. *	20,966	243,835
Imation Corp. *	164,696	1,813,303
Quantum Corp. *	578,972	1,522,696

		4,242,663

Electronic Equipment, Instruments & Components 3.3%
AVX Corp.	47,177	669,913
Benchmark Electronics, Inc. *	6,800	141,032
Coherent, Inc. *	5,800	185,368
Orbotech, Ltd. *	66,300	718,029
Technitrol, Inc.	127,100	671,088

		2,385,430

Semiconductors & Semiconductor Equipment 6.0%
ATMI, Inc. *	47,200	911,432
Cabot Microelectronics Corp. *	18,900	714,987
DSP Group, Inc. *	63,124	525,823
Exar Corp. *	90,725	639,612
Lattice Semiconductor Corp. *	286,539	1,051,598
LTX-Credence Corp. *	12,600	38,178
Standard Microsystems Corp. *	17,140	399,019
Zoran Corp. *	7,500	80,700

		4,361,349

Software 1.1%
ACI Worldwide, Inc. *	15,800	325,638
Lawson Software, Inc. *	25,400	167,894
S1 Corp. *	45,100	266,090

		759,622

MATERIALS 6.9%
Chemicals 1.8%
A. Schulman, Inc.	21,490	525,860
American Pacific Corp. * +	29,500	201,190
Arch Chemicals, Inc.	11,044	379,803
Innospec, Inc.	9,702	110,215
Kraton Performance Polymers, Inc. *	3,300	58,938

		1,276,006

Construction Materials 0.6%
Eagle Materials, Inc.	17,500	464,450

Metals & Mining 0.6%
Aurizon Mines, Ltd. *	57,600	274,176
Royal Gold, Inc.	3,800	175,598

		449,774

Paper & Forest Products 3.9%
Clearwater Paper Corp. *	8,549	421,038
Glatfelter	49,603	718,748
Neenah Paper, Inc.	68,885	1,091,139
Schweitzer-Mauduit International, Inc.	13,011	618,803

		2,849,728

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
Alaska Communications Systems Group, Inc.	1,900	15,428

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 4.9%
Electric Utilities 4.9%
Allete, Inc.	71,076	$2,379,624
El Paso Electric Co. *	51,800	1,067,080
Portland General Electric Co.	6,822	131,733

		3,578,437

Total Common Stocks (cost $73,003,292)		69,845,397

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
BlackRock Liquidity TempFund, Institutional Class, 0.12% q ρρ	25,756	25,756
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	2,068,456	2,068,456
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.12% q ρρ	25,453	25,453

Total Short-Term Investments (cost $2,119,665)		2,119,665

Total Investments (cost $75,122,957) 98.8%		71,965,062
Other Assets and Liabilities 1.2%		904,131

Net Assets 100.0%		$72,869,193

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2010, the aggregate cost of securities for federal income tax purposes was $76,608,397. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,755,528 and $13,398,863, respectively, with a net unrealized depreciation of $4,643,335.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2010 (unaudited)

As of March 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$69,845,397	$0	$0	$69,845,397
Short-term investments	2,119,665	0	0	2,119,665

	$71,965,062	$0	$0	$71,965,062

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: May 27, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: May 27, 2010